Divestitures - Additional Information (Detail) $ in Thousands		1 Months Ended
	Aug. 15, 2012 USD ($)	May. 31, 2013	Jul. 31, 2012 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 TWD	Apr. 17, 2013 USD ($)	Dec. 31, 2012 USD ($)
Settlement Agreement
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred gain on deconsolidation of IAH						$ 1,200
Amount receivable from IAHGames or IAHGames' management						2,258
Remaining shares in IAHGames to be purchased by MCIL						$ 1,000
Infocomm Asia Holdings Pte Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement		20.00%	60.00%
Ownership retained			20.00%
Consideration for sale	$ 3,000
Deferred gain on deconsolidation of IAH	211						$ 211
Consideration installments receivable							$ 2,250
Game First International Corporation
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration for sale			$ 3,000
Consideration received	$ 750
Spring Asia Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of ownership under agreement			100.00%
FingerRockz
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aggregate selling price relative to the divestiture transaction | TWD					TWD 1
Consideration for sale				$ 0